Related party transactions and Directors' remuneration - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	£ 329,000,000	£ 298,000,000	£ 188,000,000
Notional contract amount	83,792,768,000,000	64,625,859,000,000
Defined contribution schemes
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	178,000,000	180,000,000	140,000,000
Pension funds
Disclosure of transactions between related parties [line items]
Derivatives transacted	100,000,000	77,000,000
Key management personnel and connected persons
Disclosure of transactions between related parties [line items]
Total commitments outstanding	100,000	100,000
Amounts payable, related party transactions	9,500,000	7,500,000	2,000,000.0
Director
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	0
Loans issued during the year	0	100,000
Total value of guarantees entered into on behalf of Directors	0	0
Director | Redundancy and restructuring
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	7,398	30,519	2,253,304
Director | Defined contribution schemes
Disclosure of transactions between related parties [line items]
Defined benefit contributions paid	0	0	0
Notional contract amount	0	0	0
Highest paid director
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	0	0	0
Commitments made by entity, related party transactions	£ 0	£ 0	£ 0